SUPPLEMENTAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of detailed information about supplemental cash flow information [Table Text Block]
	Year ended December 31
	2017	2016	2015
	$	$	$
Changes in working capital:
Accounts receivable	284	1,530	(1,597)
Prepaids and deposits	(10)	12	110
Accounts payable and accrued liabilities	15	(758)	(530)
	289	784	(2,017)

Comprised of:
Operating activities	219	667	204
Investing activities	32	178	(2,289)
Financing activities	38	(61)	68
	289	784	(2,017)

Other cash flow information:
Cash paid for interest	480	596	417
Income taxes paid	-	-	-

Disclosure of detailed information about per share amounts [Table Text Block]
	Year ended December 31,
	2017	2016	2015
Weighted average common shares outstanding
Basic	61,682,462	42,095,366	36,492,207
Diluted	61,682,462	42,095,366	36,492,207